Long-Term Debt - Additional Information - NOK Bonds (Detail) $ in Thousands, NOK in Billions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 3.2
Carrying amount of bonds	$ 1,804,483		$ 2,015,472
Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | NOK		NOK 3.5
Carrying amount of bonds	$ 371,329		$ 294,016
Unsecured Debt | Foreign Exchange Contract
Debt Instrument [Line Items]
Transfer of principal amount	$ 467,000
Unsecured Debt | Minimum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	5.92%	5.92%
Unsecured Debt | Maximum | Foreign Exchange Contract
Debt Instrument [Line Items]
Fixed interest rate	7.72%	7.72%
Unsecured Debt | NIBOR | Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	3.70%
Unsecured Debt | NIBOR | Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	6.00%